Description of Business and Basis of Presentation - Narrative (Details) - USD ($)		1 Months Ended
	Jun. 09, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit			$ 80,640,000	$ 30,325,000
Cash, cash equivalents, and short-term investments			$ 345,700,000
Proceeds from sale of stock and reverse recapitalization transaction		$ 345,500,000
Payments of transaction costs	$ 8,100,000	$ 18,200,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)	20,000,000
Price per share (in dollars per share)	$ 10
Consideration received on transaction	$ 200,000,000